Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

April 30, 2021

SCPK6-QTLY-0621
1.9884009.103

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 2.0%
Interactive Media & Services - 0.4%
JOYY, Inc. ADR	47,551	$4,520,198
Trustpilot Group PLC (a)(b)	92,600	400,281
		4,920,479
Media - 1.6%
Cardlytics, Inc. (a)	33,287	4,577,961
TechTarget, Inc. (a)	183,482	14,073,069
		18,651,030

TOTAL COMMUNICATION SERVICES		23,571,509

CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.3%
Patrick Industries, Inc.	38,666	3,464,474
Diversified Consumer Services - 0.7%
Arco Platform Ltd. Class A (a)(c)	63,045	1,617,735
Grand Canyon Education, Inc. (a)	61,203	6,627,673
		8,245,408
Hotels, Restaurants & Leisure - 3.5%
Caesars Entertainment, Inc. (a)	164,625	16,106,910
Churchill Downs, Inc.	49,989	10,572,674
Lindblad Expeditions Holdings (a)	886,929	14,536,766
		41,216,350
Household Durables - 3.7%
GoPro, Inc. Class A (a)	556,678	6,251,494
Helen of Troy Ltd. (a)	16,565	3,498,694
Lovesac (a)(c)	148,054	10,847,917
M/I Homes, Inc. (a)	77,551	5,406,856
Purple Innovation, Inc. (a)	103,085	3,513,137
Sonos, Inc. (a)	128,710	5,152,261
Taylor Morrison Home Corp. (a)	136,695	4,266,251
TopBuild Corp. (a)	15,937	3,544,070
Vuzix Corp. (a)	18,436	425,319
		42,905,999
Internet & Direct Marketing Retail - 1.2%
Farfetch Ltd. Class A (a)	73,862	3,618,499
Overstock.com, Inc. (a)	28,410	2,315,415
Porch Group, Inc. Class A (a)	312,300	4,156,713
Revolve Group, Inc. (a)	65,799	3,190,594
thredUP, Inc. (a)(c)	16,300	279,871
		13,561,092
Leisure Products - 0.1%
YETI Holdings, Inc. (a)	20,126	1,719,163
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	56,204	5,185,943
Specialty Retail - 5.3%
American Eagle Outfitters, Inc. (c)	536,108	18,533,254
Cricut, Inc. (a)	209,057	5,540,011
Dick's Sporting Goods, Inc.	76,596	6,325,298
Floor & Decor Holdings, Inc. Class A (a)	70,139	7,779,818
Lithia Motors, Inc. Class A (sub. vtg.)	23,254	8,938,373
Musti Group OYJ	87,161	3,288,289
Rent-A-Center, Inc.	107,240	6,171,662
Williams-Sonoma, Inc.	29,163	4,979,582
		61,556,287
Textiles, Apparel & Luxury Goods - 3.4%
Crocs, Inc. (a)	215,584	21,584,265
Deckers Outdoor Corp. (a)	33,330	11,272,206
Tapestry, Inc.	133,814	6,403,000
		39,259,471

TOTAL CONSUMER DISCRETIONARY		217,114,187

CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Duckhorn Portfolio, Inc. (a)	5,397	100,978
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	259,208	11,578,821
Food Products - 0.7%
Darling Ingredients, Inc. (a)	58,257	4,045,949
Nomad Foods Ltd. (a)	127,165	3,708,131
		7,754,080
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	60,603	2,773,799

TOTAL CONSUMER STAPLES		22,207,678

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enviva Partners LP	69,330	3,414,503
Renewable Energy Group, Inc. (a)	72,351	4,016,928
		7,431,431
FINANCIALS - 7.0%
Banks - 1.4%
Associated Banc-Corp.	145,336	3,181,405
Glacier Bancorp, Inc.	52,653	3,103,894
Hilltop Holdings, Inc.	86,967	3,061,238
PacWest Bancorp	56,321	2,444,895
Signature Bank	12,511	3,146,642
Silvergate Capital Corp. (a)	8,601	922,199
		15,860,273
Capital Markets - 3.2%
Cowen Group, Inc. Class A (c)	119,768	4,729,638
Hamilton Lane, Inc. Class A	19,314	1,746,951
Impax Asset Management Group PLC	21,900	303,660
Lazard Ltd. Class A	54,666	2,459,423
LPL Financial	56,257	8,815,472
Morningstar, Inc.	18,960	5,024,590
StepStone Group, Inc. Class A	316,093	10,525,897
Vesper Healthcare Acquisition Corp. Class A (a)	344,900	3,990,493
		37,596,124
Consumer Finance - 0.3%
Green Dot Corp. Class A (a)	17,618	806,200
OneMain Holdings, Inc.	54,105	3,076,951
		3,883,151
Diversified Financial Services - 0.7%
Mudrick Capital Acquisition Corp. II Class A (a)	185,573	2,993,292
Northern Star Acquisition Corp. unit	390,436	4,454,875
		7,448,167
Insurance - 1.4%
American Financial Group, Inc.	61,851	7,599,014
Assurant, Inc.	33,029	5,139,312
BRP Group, Inc. (a)	135,538	3,933,313
		16,671,639

TOTAL FINANCIALS		81,459,354

HEALTH CARE - 30.2%
Biotechnology - 13.6%
4D Molecular Therapeutics, Inc. (c)	55,096	2,132,215
Acceleron Pharma, Inc. (a)	23,164	2,894,805
ADC Therapeutics SA (a)	56,531	1,387,271
Agios Pharmaceuticals, Inc. (a)	63,872	3,564,058
Allovir, Inc. (a)(c)	80,432	1,900,608
ALX Oncology Holdings, Inc. (a)	49,618	3,109,064
Annexon, Inc. (a)	46,323	923,217
Arcutis Biotherapeutics, Inc. (a)	3,000	100,500
Argenx SE ADR (a)	19,554	5,606,327
Ascendis Pharma A/S sponsored ADR (a)	53,045	7,689,934
Avid Bioservices, Inc. (a)	165,165	3,535,357
Blueprint Medicines Corp. (a)	65,160	6,276,211
Bolt Biotherapeutics, Inc.	93,111	2,081,962
Cytokinetics, Inc. (a)	77,684	1,976,281
Edgewise Therapeutics, Inc. (a)	82,461	2,361,683
Exelixis, Inc. (a)	218,768	5,386,068
Forma Therapeutics Holdings, Inc.	80,376	2,166,133
Halozyme Therapeutics, Inc. (a)	136,902	6,838,255
Immunocore Holdings PLC ADR (c)	57,837	2,334,301
ImmunoGen, Inc. (a)	233,551	1,882,421
Instil Bio, Inc.	277,674	5,130,583
Iovance Biotherapeutics, Inc. (a)	48,995	1,540,403
Keros Therapeutics, Inc.	48,147	2,831,044
Kura Oncology, Inc. (a)	175,655	4,730,389
Kymera Therapeutics, Inc. (a)(c)	52,467	2,389,872
Mirati Therapeutics, Inc. (a)	16,739	2,782,357
Morphic Holding, Inc. (a)	84,107	4,659,528
Natera, Inc. (a)	70,301	7,734,516
Neurocrine Biosciences, Inc. (a)	23,869	2,255,382
Novavax, Inc. (a)	17,669	4,186,316
ORIC Pharmaceuticals, Inc. (a)	12,242	295,399
Passage Bio, Inc. (a)(c)	156,101	2,928,455
Prelude Therapeutics, Inc.	75,219	3,117,075
ProQR Therapeutics BV (a)(c)	636,402	3,958,420
Protagonist Therapeutics, Inc. (a)	134,107	3,881,057
PTC Therapeutics, Inc. (a)	92,900	3,828,409
Relay Therapeutics, Inc. (a)(c)	95,614	3,031,920
Repare Therapeutics, Inc.	100,600	3,289,620
Repligen Corp. (a)	13,133	2,780,387
Revolution Medicines, Inc. (a)	120,355	3,994,582
Shattuck Labs, Inc.	24,400	919,392
Silverback Therapeutics, Inc.	13,925	446,296
Taysha Gene Therapies, Inc.	34,810	898,446
TG Therapeutics, Inc. (a)	233,469	10,438,399
Turning Point Therapeutics, Inc. (a)	16,770	1,278,377
United Therapeutics Corp. (a)	22,993	4,634,469
Veracyte, Inc. (a)	30,925	1,538,519
Vericel Corp. (a)	62,176	3,881,026
Xenon Pharmaceuticals, Inc. (a)	52,814	967,552
		158,494,861
Health Care Equipment & Supplies - 6.0%
Axonics Modulation Technologies, Inc. (a)	93,527	5,885,654
CryoPort, Inc. (a)(c)	47,285	2,674,912
Envista Holdings Corp. (a)	164,200	7,106,576
Globus Medical, Inc. (a)	46,413	3,331,061
Insulet Corp. (a)	62,502	18,451,840
Integer Holdings Corp. (a)	70,083	6,579,392
Neuronetics, Inc. (a)	129,375	1,358,438
Nevro Corp. (a)	54,710	9,454,435
OrthoPediatrics Corp. (a)	40,169	2,349,887
PAVmed, Inc. (a)	212,860	972,770
Pulmonx Corp.	36,259	1,704,536
Tandem Diabetes Care, Inc. (a)	34,780	3,196,282
TransMedics Group, Inc. (a)	127,382	3,657,137
ViewRay, Inc. (a)	596,893	2,871,055
		69,593,975
Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc. (a)	64,552	3,932,508
Accolade, Inc. (a)	22,067	1,106,660
Castle Biosciences, Inc. (a)	27,406	1,891,836
Chemed Corp.	5,511	2,626,598
Ikena Oncology, Inc. (a)	13,201	323,028
Ikena Oncology, Inc.	114,928	2,531,059
Molina Healthcare, Inc. (a)	34,378	8,769,828
Option Care Health, Inc. (a)	254,598	4,857,730
PetIQ, Inc. Class A (a)(c)	46,323	1,973,360
Progyny, Inc. (a)	137,343	7,816,190
R1 RCM, Inc. (a)	257,960	7,037,149
Signify Health, Inc.	90,181	2,556,631
Surgery Partners, Inc. (a)	25,507	1,229,437
The Ensign Group, Inc.	82,852	7,112,844
The Joint Corp. (a)	72,797	4,038,778
		57,803,636
Health Care Technology - 2.1%
Certara, Inc.	76,857	2,444,821
Health Catalyst, Inc. (a)	80,601	4,666,798
Inspire Medical Systems, Inc. (a)	36,619	8,672,112
Phreesia, Inc. (a)	116,265	6,016,714
Schrodinger, Inc. (a)(c)	40,004	3,049,905
		24,850,350
Life Sciences Tools& Services - 3.1%
10X Genomics, Inc. (a)	29,008	5,737,782
Berkeley Lights, Inc. (a)	44,990	2,209,459
Bruker Corp.	62,940	4,312,649
Charles River Laboratories International, Inc. (a)	16,422	5,459,494
Medpace Holdings, Inc. (a)	16,248	2,756,961
Nanostring Technologies, Inc. (a)	76,615	6,103,917
Olink Holding AB ADR (a)	64,920	2,285,184
Syneos Health, Inc. (a)	90,753	7,700,392
		36,565,838
Pharmaceuticals - 0.4%
Aclaris Therapeutics, Inc. (a)	15,243	363,546
IMARA, Inc. (a)	44,044	325,926
Pharvaris BV (c)	120,881	2,913,232
Theravance Biopharma, Inc. (a)	55,754	1,100,584
		4,703,288

TOTAL HEALTH CARE		352,011,948

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	25,181	3,817,691
BWX Technologies, Inc.	117,871	7,887,927
		11,705,618
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	65,941	1,735,567
Building Products - 4.2%
Builders FirstSource, Inc. (a)	407,578	19,836,821
Fortune Brands Home & Security, Inc.	55,871	5,865,338
Resideo Technologies, Inc. (a)	131,614	3,949,736
Simpson Manufacturing Co. Ltd.	39,677	4,471,598
The AZEK Co., Inc.	202,235	9,763,906
UFP Industries, Inc.	63,260	5,316,370
		49,203,769
Commercial Services & Supplies - 1.1%
Montrose Environmental Group, Inc. (a)	104,506	5,665,270
The Brink's Co.	85,478	6,831,402
		12,496,672
Construction & Engineering - 0.5%
MasTec, Inc. (a)	57,568	6,007,796
Electrical Equipment - 1.9%
Array Technologies, Inc.	203,380	5,727,181
Regal Beloit Corp.	31,633	4,568,754
Sensata Technologies, Inc. PLC (a)	125,613	7,252,895
Shoals Technologies Group, Inc.	68,237	2,188,361
Sunrun, Inc. (a)	60,693	2,973,957
		22,711,148
Machinery - 2.4%
Chart Industries, Inc. (a)	21,039	3,379,495
Crane Co.	71,607	6,735,354
ESCO Technologies, Inc.	38,489	4,186,064
ITT, Inc.	82,417	7,772,747
Kornit Digital Ltd. (a)	31,949	3,123,334
SPX Corp. (a)	37,218	2,257,644
		27,454,638
Professional Services - 3.2%
ASGN, Inc. (a)	69,149	7,273,092
CACI International, Inc. Class A (a)	28,360	7,227,830
Clarivate Analytics PLC (a)	109,112	3,047,498
KBR, Inc.	320,554	12,681,116
TriNet Group, Inc. (a)	27,915	2,197,190
Upwork, Inc. (a)	102,588	4,725,203
		37,151,929
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	42,431	4,058,949
Beacon Roofing Supply, Inc. (a)	66,989	3,773,490
Custom Truck One Source, Inc. Class A (a)(c)	219,015	2,247,094
		10,079,533

TOTAL INDUSTRIALS		178,546,670

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	44,815	3,811,516
Electronic Equipment & Components - 0.8%
Fabrinet (a)	81,784	7,002,346
SYNNEX Corp.	15,583	1,888,660
		8,891,006
IT Services - 1.0%
Genpact Ltd.	162,688	7,732,561
Nuvei Corp. (a)(b)	54,589	3,809,220
Perficient, Inc. (a)	3,100	203,391
		11,745,172
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc.	103,227	11,386,970
Ambarella, Inc. (a)	29,996	2,924,310
Brooks Automation, Inc.	30,832	3,124,207
Cirrus Logic, Inc. (a)	75,232	5,598,013
CMC Materials, Inc.	42,820	7,854,473
eMemory Technology, Inc.	81,000	2,985,507
Nova Measuring Instruments Ltd. (a)	28,951	2,732,106
Semtech Corp. (a)	98,573	6,677,335
SiTime Corp. (a)	127,567	11,806,326
		55,089,247
Software - 10.2%
Alkami Technology, Inc. (a)	700	33,383
Alkami Technology, Inc.	199,371	8,557,203
Anaplan, Inc. (a)	29,268	1,745,836
ChannelAdvisor Corp. (a)	117,200	2,478,780
CyberArk Software Ltd. (a)	40,812	5,734,086
Digital Turbine, Inc. (a)	123,068	9,283,019
DoubleVerify Holdings, Inc. (a)	89,165	3,139,500
DoubleVerify Holdings, Inc.	64,933	2,057,662
Dynatrace, Inc. (a)	169,503	8,820,936
Elastic NV (a)	49,827	6,010,133
FireEye, Inc. (a)	303,715	6,036,336
Lightspeed POS, Inc. (Canada) (a)	54,021	3,772,219
LivePerson, Inc. (a)	107,884	5,895,861
Nuance Communications, Inc. (a)	92,338	4,909,611
Rapid7, Inc. (a)	105,119	8,540,919
Smith Micro Software, Inc. (a)	29,500	165,790
Sprout Social, Inc. (a)	185,366	12,287,912
TECSYS, Inc.	94,191	3,457,591
Telos Corp.	141,743	4,703,033
Tenable Holdings, Inc. (a)	211,285	7,922,131
Upsales Technology AB (a)	92,400	982,334
Workiva, Inc. (a)	51,648	4,854,912
Xperi Holding Corp.	130,218	2,675,980
Yext, Inc. (a)	302,257	4,216,485
		118,281,652
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology LLC	96,891	8,995,360

TOTAL INFORMATION TECHNOLOGY		206,813,953

MATERIALS - 2.9%
Chemicals - 1.5%
Element Solutions, Inc.	260,003	5,688,866
The Chemours Co. LLC	149,228	4,506,686
Valvoline, Inc.	212,412	6,669,737
		16,865,289
Construction Materials - 0.5%
Eagle Materials, Inc.	40,141	5,545,078
Containers & Packaging - 0.4%
Avery Dennison Corp.	22,843	4,892,285
Metals & Mining - 0.5%
Iluka Resources Ltd.	240,190	1,432,135
Lynas Rare Earths Ltd. (a)	268,833	1,139,025
Reliance Steel & Aluminum Co.	21,972	3,522,331
		6,093,491

TOTAL MATERIALS		33,396,143

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Potlatch Corp.	22,981	1,364,152
Rexford Industrial Realty, Inc.	40,551	2,252,608
Terreno Realty Corp.	32,611	2,104,062
		5,720,822
Real Estate Management & Development - 0.8%
Compass, Inc. (a)(c)	6,800	129,336
Compass, Inc.	442,124	7,568,279
Jones Lang LaSalle, Inc. (a)	9,885	1,857,490
		9,555,105

TOTAL REAL ESTATE		15,275,927

UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. Class C	62,223	1,785,178
FTC Solar, Inc. (a)	197,100	2,682,531
NextEra Energy Partners LP	33,800	2,519,790
Sunnova Energy International, Inc. (a)	167,306	5,909,248
		12,896,747
TOTAL COMMON STOCKS
(Cost $820,105,085)		1,150,725,547

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.6%
Specialty Retail - 0.5%
Fanatics, Inc.:
Series E (d)(e)	158,924	5,541,680
Series F (d)(e)	4,124	143,804
		5,685,484
Textiles, Apparel & Luxury Goods - 0.1%
Nuvalent, Inc. Series B (d)(e)	668,145	1,382,927

TOTAL CONSUMER DISCRETIONARY		7,068,411

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (d)(e)	682,407	921,249
INDUSTRIALS - 0.6%
Construction & Engineering - 0.4%
Beta Technologies, Inc. Series A (d)(e)	62,752	4,597,839
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(d)(e)	192,936	2,747,409

TOTAL INDUSTRIALS		7,345,248

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
Astranis Space Technologies Corp. Series C (d)(e)	125,912	2,760,108
IT Services - 0.6%
Yanka Industries, Inc.:
Series E (d)(e)	191,029	6,089,393
Series F (d)(e)	28,989	924,077
		7,013,470

TOTAL INFORMATION TECHNOLOGY		9,773,578

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,397,631)		25,108,486
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
AbSci Corp. 6% (Cost $420,000)(e)(f)	420,000	420,000
	Shares	Value

Money Market Funds - 4.3%
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)
(Cost $49,997,877)	49,992,878	49,997,877
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $888,920,593)		1,226,251,910
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(60,790,589)
NET ASSETS - 100%		$1,165,461,321

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,209,501 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,108,486 or 2.2% of net assets.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Astranis Space Technologies Corp. Series C	3/19/21	$2,760,108
Beta Technologies, Inc. Series A	4/9/21	$4,597,839
Boundless Bio, Inc. Series B	4/23/21	$921,249
Convoy, Inc. Series D	10/30/19	$2,612,353
Fanatics, Inc. Series E	8/13/20	$2,747,796
Fanatics, Inc. Series F	3/22/21	$143,804
Nuvalent, Inc. Series B	4/30/21	$1,382,927
Yanka Industries, Inc. Series E	5/15/20	$2,307,478
Yanka Industries, Inc. Series F	4/8/21	$924,077

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,033
Fidelity Securities Lending Cash Central Fund	155,164
Total	$163,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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